Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income including contract liabilities [abstract]
Deferred Revenues
Deferred revenue for the years ended December 31, 2023 and 2024 are as follows which included in current and non-current
non-financial
liabilities in the consolidated statements of financial position:

		2023	2024

		In millions of won
Beginning balance	￦	10,974,845	11,548,855
Increase		1,317,061	2,924,341
Recognized as revenue		(743,051)	(820,631)

Ending balance	￦	11,548,855	13,652,565